Schedule of Information about movement of leasing liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases
Beginning balance		¥ 28,765	¥ 35,878
Recognition of additional leasing contract		39,873	20,467
De-recognition of leasing contract		(2,378)	(6,015)
Interest of lease liabilities		2,334	1,263
Leasing payment	$ (3,452)	(24,126)	(22,908)	¥ (43,539)
Business combination		243	80
Ending balance		¥ 44,711	¥ 28,765	¥ 35,878